                                                                               .
                                                                               .
                                                                               .

                                                                      EXHIBIT 99

CREDIT AUTO OWNER TRUST 2006-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                November, 2006
Payment Date                                                                                         12/15/2006
Transaction Month                                                                                             1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS                                                              WEIGHTED AVG REMAINING
                                               DOLLAR AMOUNT          # OF RECEIVABLES           TERM AT CUTOFF
Initial Pool Balance                       $3,299,999,280.06                   153,149                52 months
Original Securities:                           DOLLAR AMOUNT        NOTE INTEREST RATE     LEGAL FINAL MATURITY
   Class A-1 Notes                           $664,000,000.00                   5.3574%        December 15, 2007
   Class A-2a Notes                          $205,000,000.00                    5.290%        December 15, 2009
   Class A-2b Notes                          $856,441,000.00   one-month LIBOR + 0.02%        December 15, 2009
   Class A-3 Notes                           $509,551,000.00                    5.160%        November 15, 2010
   Class A-4a Notes                          $325,000,000.00                    5.150%        February 15, 2012
   Class A-4b Notes                          $251,838,000.00   one-month LIBOR + 0.04%        February 15, 2012
   Class B Notes                              $88,795,000.00                    5.300%            June 15, 2012
   Class C Notes                              $59,196,000.00                    5.470%       September 15, 2012
   Class D Notes                              $59,196,000.00                    6.890%             May 15, 2013
                                              --------------
      Total                                $3,019,017,000.00

II. AVAILABLE FUNDS
INTEREST:
   Interest Collections                                                                          $11,893,616.85
PRINCIPAL:
   Principal Collections                                                                         $59,482,617.00
   Prepayments in Full                                                                           $32,731,716.64
   Liquidation Proceeds                                                                              $83,846.21
   Recoveries                                                                                             $0.00
                                                                                                          -----
      SUB TOTAL                                                                                  $92,298,179.85
                                                                                                 --------------
COLLECTIONS                                                                                     $104,191,796.70
PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                          $1,272,537.89
   Purchase Amounts Related to Interest                                                               $4,857.69
                                                                                                      ---------
      SUB TOTAL                                                                                   $1,277,395.58
Clean-up Call                                                                                             $0.00
                                                                                                          -----
AVAILABLE COLLECTIONS                                                                           $105,469,192.28
Reserve Account Draw Amount                                                                               $0.00
Net Swap Receipt - Tranche A-2b                                                                      $34,471.75
Net Swap Receipt - Tranche A-4b                                                                      $43,120.26
                                                                                                     ----------
AVAILABLE FUNDS                                                                                 $105,546,784.29

FORD CREDIT AUTO OWNER TRUST 2006-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                November, 2006
Payment Date                                                                                         12/15/2006
Transaction Month                                                                                             1

III. DISTRIBUTIONS                                                                  CARRYOVER         REMAINING
AVAILABLE FUNDS                    CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                $0.00            $0.00       $0.00       $0.00   $105,546,784.29
Indenture Trustee Fees and                     $0.00            $0.00       $0.00       $0.00   $105,546,784.29
Servicing Fee                          $2,749,999.40    $2,749,999.40       $0.00       $0.00   $102,796,784.89
Net Swap Payment - Tranche A-2b                $0.00            $0.00       $0.00       $0.00   $102,796,784.89
Net Swap Payment - Tranche A-4b                $0.00            $0.00       $0.00       $0.00   $102,796,784.89
Interest - Class A-1 Notes             $2,272,728.13    $2,272,728.13       $0.00       $0.00   $100,524,056.76
Interest - Class A-2a Notes              $692,843.06      $692,843.06       $0.00       $0.00    $99,831,213.70
Interest - Class A-2b Notes            $2,921,891.21    $2,921,891.21       $0.00       $0.00    $96,909,322.49
Interest - Class A-3 Notes             $1,679,819.80    $1,679,819.80       $0.00       $0.00    $95,229,502.69
Interest - Class A-4a Notes            $1,069,340.28    $1,069,340.28       $0.00       $0.00    $94,160,162.41
Interest - Class A-4b Notes              $862,405.24      $862,405.24       $0.00       $0.00    $93,297,757.17
Swap Termination Payment                       $0.00            $0.00       $0.00       $0.00    $93,297,757.17
First Priority Principal Payment               $0.00            $0.00       $0.00       $0.00    $93,297,757.17
Interest - Class B Notes                 $300,669.74      $300,669.74       $0.00       $0.00    $92,997,087.43
Second Priority Principal Payment     $23,985,237.14   $23,985,237.14       $0.00       $0.00    $69,011,850.29
Interest - Class C Notes                 $206,873.58      $206,873.58       $0.00       $0.00    $68,804,976.71
Third Priority Principal Payment      $59,196,000.00   $59,196,000.00       $0.00       $0.00     $9,608,976.71
Interest - Class D Notes                 $260,577.50      $260,577.50       $0.00       $0.00     $9,348,399.21
Reserve Account Deposit                        $0.00            $0.00       $0.00       $0.00     $9,348,399.21
Regular Principal Payment            $580,818,762.86    $9,348,399.21       $0.00       $0.00             $0.00
Additional Trustee Fees and                    $0.00            $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                 $0.00            $0.00       $0.00       $0.00             $0.00
                                                                -----
TOTAL                                                 $105,546,784.29

                                                    PRINCIPAL PAYMENT:
                                                       First Priority Principal Payment                   $0.00
                                                       Second Priority Principal Payment         $23,985,237.14
                                                       Third Priority Principal Payment          $59,196,000.00
                                                       Regular Principal Payment                  $9,348,399.21
                                                                                                  -------------
                                                       TOTAL                                     $92,529,636.35

IV. NOTEHOLDER PAYMENTS
                  NOTEHOLDER PRINCIPAL PAYMENTS   NOTEHOLDER INTEREST PAYMENTS           TOTAL PAYMENT
                          ACTUAL  PER $1,000 OF          ACTUAL  PER $1,000 OF           ACTUAL   PER $1,000 OF
                                       ORIGINAL                       ORIGINAL                         ORIGINAL
                                        BALANCE                        BALANCE                          BALANCE
Class A-1 Notes   $92,529,636.35        $139.35   $2,272,728.13          $3.42   $94,802,364.48         $142.77
Class A-2a Notes           $0.00          $0.00     $692,843.06          $3.38      $692,843.06           $3.38
Class A-2b Notes           $0.00          $0.00   $2,921,891.21          $3.41    $2,921,891.21           $3.41
Class A-3 Notes            $0.00          $0.00   $1,679,819.80          $3.30    $1,679,819.80           $3.30
Class A-4a Notes           $0.00          $0.00   $1,069,340.28          $3.29    $1,069,340.28           $3.29
Class A-4b Notes           $0.00          $0.00     $862,405.24          $3.42      $862,405.24           $3.42
Class B Notes              $0.00          $0.00     $300,669.74          $3.39      $300,669.74           $3.39
Class C Notes              $0.00          $0.00     $206,873.58          $3.49      $206,873.58           $3.49
Class D Notes              $0.00          $0.00     $260,577.50          $4.40      $260,577.50           $4.40
                           -----          -----     -----------          -----      -----------           -----
TOTAL             $92,529,636.35         $30.65  $10,267,148.54          $3.40  $102,796,784.89          $34.05

FORD CREDIT AUTO OWNER TRUST 2006-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                November, 2006
Payment Date                                                                                         12/15/2006
Transaction Month                                                                                             1

V. NOTE BALANCE AND POOL INFORMATION
                                BEGINNING OF PERIOD                            END OF PERIOD
                                            BALANCE           NOTE FACTOR            BALANCE        NOTE FACTOR
Class A-1 Notes                     $664,000,000.00             1.0000000    $571,470,363.65          0.8606481
Class A-2a Notes                    $205,000,000.00             1.0000000    $205,000,000.00          1.0000000
Class A-2b Notes                    $856,441,000.00             1.0000000    $856,441,000.00          1.0000000
Class A-3 Notes                     $509,551,000.00             1.0000000    $509,551,000.00          1.0000000
Class A-4a Notes                    $325,000,000.00             1.0000000    $325,000,000.00          1.0000000
Class A-4b Notes                    $251,838,000.00             1.0000000    $251,838,000.00          1.0000000
Class B Notes                        $88,795,000.00             1.0000000     $88,795,000.00          1.0000000
Class C Notes                        $59,196,000.00             1.0000000     $59,196,000.00          1.0000000
Class D Notes                        $59,196,000.00             1.0000000     $59,196,000.00          1.0000000
                                     --------------             ---------     --------------          ---------
TOTAL                             $3,019,017,000.00             1.0000000  $2,926,487,363.65          0.9693511

POOL INFORMATION
   Weighted Average APR                                            4.401%                                4.364%
   Weighted Average Remaining Term                                  58.40                                 57.55
   Number of Receivables Outstanding                              153,149                               150,688
   Pool Balance                                         $3,299,999,280.06                     $3,206,380,649.15
   Adjusted Pool Balance (Pool Balance - YSOC Amount)   $2,959,820,923.48                     $2,876,639,762.86
   Pool Factor                                                  1.0000000                             0.9716307

VI. OVERCOLLATERALIZATION INFORMATION
Specified Reserve  Balance                                                                       $16,499,996.40
Targeted Credit Enhancement Amount                                                               $32,063,806.49
Yield Supplement Overcollateralization Amount                                                   $329,740,886.29
Targeted Overcollateralization Amount                                                           $345,304,696.38
Actual Overcollateralization Amount (EOP Pool Balance -EOP  Note Balance)                       $279,893,285.50

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                $16,499,996.40
Reserve Account Deposits Made                                                                              0.00
Reserve Account Draw Amount                                                                                0.00
                                                                                                           ----
Ending Reserve Account Balance                                                                   $16,499,996.40
Change in Reserve Account Balance                                                                         $0.00

Specified Reserve  Balance                                                                       $16,499,996.40

FORD CREDIT AUTO OWNER TRUST 2006-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                November, 2006
Payment Date                                                                                         12/15/2006
Transaction Month                                                                                             1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                              # OF RECEIVABLES           AMOUNT
Realized Loss                                                                              224       $47,913.17
(Recoveries)                                                                                 0            $0.00
                                                                                                          -----
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                             $47,913.17
Cumulative Net Losses Last Collection                                                                     $0.00
                                                                                                          -----
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                     $47,913.17

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)        0.02%

DELINQUENT RECEIVABLES:
                                                              % OF EOP POOL   # OF RECEIVABLES           AMOUNT
31-60 Days Delinquent                                                 0.49%                770   $16,045,762.39
61-90 Days Delinquent                                                 0.00%                  3       $76,715.50
91-120 Days Delinquent                                                0.00%                  1       $21,033.31
Over 120 Days Delinquent                                              0.00%                  0            $0.00
                                                                      -----                  -            -----
TOTAL DELINQUENT RECEIVABLES                                          0.49%                774   $16,143,511.20
REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                                                 20      $329,200.78
Total Repossesed Inventory                                                                  18      $362,696.47

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                      0.0000%
Preceding Collection Period                                                                             0.0000%
Current Collection Period                                                                               0.0177%
Three Month Average                                                                                     0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                      0.0000%
Preceding Collection Period                                                                             0.0000%
Current Collection Period                                                                               0.0027%
Three Month Average                                                                                     0.0000%